Schedule of Amounts recognised in profit or loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Depreciation of right-of-use assets	$ (36,830)	$ (19,293)
Interest on lease liabilities	(12,209)	(3,282)
Expense relating to short-term leases and leases of low-value assets	(422,683)	(248,800)
Amounts recognised in profit or loss	$ (471,722)	$ (271,375)